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      W. THOMAS CONNER                                           +1 202 414 9200
      Direct Phone:  +1 202 414 9208                         Fax +1 202 414 9299
      Email: tconner@reedsmith.com
                                                                   reedsmith.com


September 17, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 First MetLife Investors Insurance Company
       First MetLife Investors Variable Annuity Account One
       (File Nos. 333-205137/811-08306)
       (Class O (offered on and after September 21, 2015)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended (the "1933 Act"), Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 for certain individual flexible premium deferred variable annuity contracts under the 1933 Act. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the 1933 Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-referenced registration statement to September 21, 2015. The Company would very much appreciate any assistance the SEC Staff could provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.


Sincerely,

/s/ W. Thomas Conner
----------------------------
W. Thomas Conner

Attachment
cc:    John B. Towers, Esq.



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